LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED JANUARY 4, 2021 TO THE

PROSPECTUSES OF EACH FUND

LISTED IN SCHEDULE A

For each of the funds listed in Schedule A, the following disclosure replaces and supersedes the corresponding disclosure in each fund’s Prospectus in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents”:

EDWARD JONES

Policies Regarding Transactions Through Edward Jones:

Effective on or after January 1, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund Prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Franklin Templeton and Legg Mason Funds (including holdings of 529 Plans where Franklin Templeton or Legg Mason serve as the primary distributor), or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

•	Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the Prospectus.

Rights of Accumulation (“ROA”)

•

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Franklin Templeton and Legg Mason Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

•

The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

•	ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (“LOI”)

•

Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

•

If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

•

Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

•	Shares purchased in an Edward Jones fee-based program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

•

Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

•

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the Prospectus.

•	Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•	The death or disability of the shareholder.

•	Systematic withdrawals with up to 10% per year of the account value.

•	Return of excess contributions from an Individual Retirement Account (IRA).

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

•	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

•	Shares exchanged in an Edward Jones fee-based program.

•	Shares acquired through NAV reinstatement.

•	Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

•	Initial purchase minimum: $250

•	Subsequent purchase minimum: none

Minimum Balances

•	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

•	A fee-based account held on an Edward Jones platform

•	A 529 account held on an Edward Jones platform

•	An account with an active systematic investment plan or letter of intent (LOI)

Exchanging Share Classes

•	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Alternative Credit Fund	March 1, 2020
BrandywineGLOBAL – Diversified US Large Cap Value Fund	February 1, 2020
BrandywineGLOBAL – Dynamic US Large Cap Value Fund	February 1, 2020
BrandywineGLOBAL – Flexible Bond Fund (formerly, BrandywineGLOBAL – Global Flexible Income Fund)	May 1, 2020
BrandywineGLOBAL – Global High Yield Fund	February 1, 2020
BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2020
BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)	May 1, 2020
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2020
BrandywineGLOBAL – International Opportunities Bond Fund	May 1, 2020
ClearBridge Global Infrastructure Income Fund	February 1, 2020
ClearBridge International Growth Fund	March 1, 2020
ClearBridge Small Cap Fund	March 1, 2020
ClearBridge Value Trust	March 1, 2020
Martin Currie Emerging Markets Fund	February 1, 2020
Martin Currie International Unconstrained Equity Fund	September 30, 2020
QS Global Market Neutral Fund	February 1, 2020
QS International Equity Fund	February 1, 2020
QS Strategic Real Return Fund	February 1, 2020
QS U.S. Small Capitalization Equity Fund	May 1, 2020

LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Aggressive Growth Fund	December 29, 2020
ClearBridge All Cap Value Fund	February 1, 2020
ClearBridge Appreciation Fund	March 1, 2020
ClearBridge Dividend Strategy Fund	May 1, 2020
ClearBridge International Small Cap Fund	February 1, 2020
ClearBridge International Value Fund	March 1, 2020
ClearBridge Large Cap Growth Fund	March 31, 2020
ClearBridge Large Cap Value Fund	March 1, 2020
ClearBridge Mid Cap Fund	March 1, 2020
ClearBridge Mid Cap Growth Fund	March 1, 2020
ClearBridge Select Fund	March 1, 2020

Fund	Date of Prospectus
ClearBridge Small Cap Growth Fund	March 1, 2020
ClearBridge Small Cap Value Fund	February 1, 2020
ClearBridge Sustainability Leaders Fund	March 1, 2020
ClearBridge Tactical Dividend Income Fund	March 1, 2020
QS Conservative Growth Fund	June 1, 2020
QS Defensive Growth Fund	June 1, 2020
QS Global Dividend Fund	February 1, 2020
QS Global Equity Fund	March 1, 2020
QS Growth Fund	June 1, 2020
QS Moderate Growth Fund	June 1, 2020
QS U.S. Large Cap Equity Fund	March 31, 2020

LEGG MASON PARTNERS INCOME TRUST

Western Asset California Municipals Fund	June 30, 2020
Western Asset Corporate Bond Fund	May 1, 2020
Western Asset Emerging Markets Debt Fund	June 30, 2020
Western Asset Global High Yield Bond Fund	May 1, 2020
Western Asset Income Fund	November 25, 2020
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2020
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2020
Western Asset Intermediate-Term Municipals Fund	August 1, 2020
Western Asset Managed Municipals Fund	June 30, 2020
Western Asset Massachusetts Municipals Fund	March 31, 2020
Western Asset Mortgage Total Return Fund	May 1, 2020
Western Asset Municipal High Income Fund	November 25, 2020
Western Asset New Jersey Municipals Fund	August 1, 2020
Western Asset New York Municipals Fund	August 1, 2020
Western Asset Oregon Municipals Fund	August 31, 2020
Western Asset Pennsylvania Municipals Fund	August 1, 2020
Western Asset Short Duration High Income Fund	November 25, 2020
Western Asset Short Duration Municipal Income Fund	June 30, 2020
Western Asset Short-Term Bond Fund	May 1, 2020
Western Asset Ultra-Short Income Fund	September 30, 2020

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2020
Western Asset Core Plus Bond Fund	May 1, 2020
Western Asset High Yield Fund	September 30, 2020
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2020
Western Asset Intermediate Bond Fund	September 30, 2020
Western Asset Macro Opportunities Fund	March 1, 2020
Western Asset Total Return Unconstrained Fund	September 30, 2020

Please retain this supplement for future reference.

LMFX631809

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